UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® New York Municipal Income Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

July 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® New York Municipal Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	22.4	19.8
Transportation	21.5	21.4
General Obligations	16.9	17.3
Education	14.2	14.6
Water & Sewer	9.2	9.7

Quality Diversification (% of fund's net assets)

As of July 31, 2017
AA,A	93.0%
BBB	4.6%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.9%

As of January 31, 2017
AAA	0.1%
AA,A	90.9%
BBB	5.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
New York - 92.2%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$701
5% 7/1/25	455	535
5% 7/1/26	450	524
5% 7/1/27	500	577
5% 7/1/28	360	412
5% 7/1/29	300	341
5% 7/1/30	575	650
5% 7/1/40	1,000	1,102
5.25% 7/1/35	1,000	1,133
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	391
5% 7/1/24	400	480
5% 7/1/25	250	303
5% 7/1/26	500	598
5% 7/1/27	2,000	2,369
5% 7/1/29	500	583
Dorm. Auth. New York Univ. Rev.:
( State Univ. of New York Proj.) Series 2017 A, 5% 7/1/32	1,500	1,798
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,201
(State Univ. of New York Proj.) Series 2017 A, 5% 7/1/34	3,000	3,565
Series 2016 A:
5% 7/1/36	8,000	9,379
5% 7/1/39	6,185	7,198
5% 7/1/41	2,500	2,870
5% 7/1/46	8,000	9,134
5% 7/1/50	6,280	7,121
Dutchess County Local Dev. Corp. Rev.:
( Vassar College, Proj.) Series 2017, 5% 7/1/35	1,100	1,296
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	10,097
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	660
5% 7/1/27	350	415
5% 7/1/28	500	588
5% 7/1/29	725	846
5% 7/1/31	2,610	3,015
5% 7/1/32	2,660	3,060
5% 7/1/33	2,770	3,174
5% 7/1/34	2,935	3,352
5% 7/1/35	3,000	3,420
5% 7/1/36	1,000	1,137
5% 7/1/40	8,500	9,593
(Vassar College, Proj.) Series 2017:
5% 7/1/36	1,430	1,680
5% 7/1/37	1,705	2,000
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	331
5% 9/15/28	275	329
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,412
5% 10/15/33 (FSA Insured)	300	352
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,268
(Molloy College Proj.):
Series 2009:
5.25% 7/1/18 (Escrowed to Maturity)	1,090	1,133
5.25% 7/1/19 (Escrowed to Maturity)	1,100	1,189
5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,500	7,088
Series 2017:
5% 7/1/32	740	858
5% 7/1/33	475	548
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A:
5.25% 2/15/47	6,525	7,257
5.75% 2/15/47	8,820	10,099
Series 2017 A:
5% 2/15/33	10,000	11,903
5% 2/15/36	4,750	5,602
5% 2/15/37	2,505	2,947
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,018
Series 2009 A, 5.25% 4/1/21	1,945	2,067
Series 2012 A, 5% 9/1/42	2,320	2,595
Series 2012 B:
5% 9/1/25	4,000	4,667
5% 9/1/26	10,065	11,717
5% 9/1/27	10,000	11,615
Series 2014 A, 5% 9/1/35	5,000	5,764
Series 2016 B, 5% 9/1/36	3,500	4,065
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,558
5% 7/1/25	1,000	1,109
5% 7/1/26	1,150	1,275
5% 7/1/27	1,630	1,806
5% 7/1/28	1,015	1,124
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	614
5% 7/1/30	1,125	1,336
5% 7/1/32	1,250	1,470
5% 7/1/33	1,000	1,171
5% 7/1/35	1,000	1,165
5% 7/1/40	4,000	4,639
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	418
5% 5/1/24	750	912
5% 5/1/25	750	923
5% 5/1/26	1,200	1,463
5% 5/1/27	700	848
5% 5/1/29	1,750	2,083
5% 5/1/30	1,000	1,183
5% 5/1/31	1,205	1,419
Monroe County Indl. Dev. Corp.:
( Univ. of Rochester, Proj.) Series 2017 A:
5% 7/1/32	1,215	1,464
5% 7/1/34	1,310	1,564
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,850
5% 12/1/34	760	870
5% 12/1/35	700	799
5% 12/1/36	700	797
(Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,497
5% 7/1/29	1,050	1,250
5% 7/1/30	1,000	1,182
5% 7/1/31	1,200	1,412
5% 7/1/32	1,250	1,469
(Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/31	1,650	1,999
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,299
5% 11/15/51	3,000	3,304
5% 11/15/56	4,000	4,528
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,872
5% 4/1/29	14,040	16,340
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,219
5% 7/1/22	5,500	6,151
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	522
5% 7/1/26	1,500	1,734
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,196
5% 7/1/22	2,000	2,308
5% 7/1/27	2,155	2,396
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,638
5% 7/1/37	4,595	4,970
Series 2014 B:
5% 7/1/23	550	638
5% 7/1/27	1,000	1,146
Series 2014 C, 5% 7/1/26	3,000	3,467
New York City Gen. Oblig.:
Series 2012 A1, 5% 8/1/24	2,400	2,744
Series 2012 G1, 5% 4/1/25	4,300	4,967
Series 2017 A, 5% 8/1/34	5,355	6,319
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	3,039
Series 2009 DD, 6% 6/15/40	1,115	1,163
Series 2009 GG, 5.25% 6/15/40	10,000	10,738
Series 2011 EE:
5.375% 6/15/40	2,310	2,615
5.375% 6/15/43	20,035	22,659
5.5% 6/15/43	4,375	4,989
Series 2012 BB, 5.25% 6/15/44	2,330	2,683
Series 2012 CC, 5% 6/15/45	8,000	9,006
Series 2012 FF, 5% 6/15/24	8,240	9,605
Series 2013 CC, 5% 6/15/47	23,575	26,896
Series 2014 BB, 5% 6/15/46	9,785	11,169
Series 2014 CC, 5% 6/15/47	6,200	7,130
Series 2015 AA, 5% 6/15/44	6,200	7,147
Series 2015 FF, 5% 6/15/32	2,000	2,368
Series 2017 EE, 5% 6/15/37	10,000	11,885
Series GG, 5% 6/15/43	2,700	3,028
5% 6/15/35	10,000	11,740
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2018 S-1, 5% 7/15/30	9,000	10,945
Series 2008 S1, 5% 1/15/34	10,000	10,174
Series 2009 S1:
5.5% 7/15/38	2,900	3,022
5.625% 7/15/38	2,900	3,026
Series 2009 S3:
5.25% 1/15/26	1,000	1,062
5.25% 1/15/39	6,100	6,468
5.375% 1/15/34	13,435	14,273
Series 2009 S4:
5.5% 1/15/34	1,000	1,063
5.5% 1/15/39	6,700	7,114
5.75% 1/15/39	2,900	3,094
Series 2009 S5, 5.25% 1/15/39	10,180	10,794
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,110
Series 2016 S1, 5% 7/15/33	2,165	2,532
Series 2016:
5% 7/15/32	15,000	17,640
5% 7/15/35	5,000	5,823
Series S1, 5% 7/15/28	9,000	10,525
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,480
Series 2013 F:
5% 2/1/31	6,000	7,031
5% 2/1/32	5,000	5,839
Series 2013 F1, 5% 2/1/28	11,120	13,095
Series 2014 D1:
5% 2/1/27	5,000	5,977
5% 2/1/28	5,000	5,946
5% 2/1/29	7,500	8,869
5% 2/1/31	4,300	5,053
5% 2/1/32	1,515	1,773
Series 2015 E1, 5% 2/1/41	8,000	9,212
Series 2017 A, 5% 5/1/37	10,000	11,670
Series 2017 B, 5% 8/1/34	2,640	3,110
Series 2017 E, 5% 2/1/33	5,290	6,298
Series 2017 E-1, 5% 2/1/34	4,500	5,337
Series 2017 F:
5% 5/1/32	14,730	17,685
5% 5/1/33	5,000	5,975
5% 5/1/34	7,000	8,331
5% 5/1/35	11,795	14,005
Series A, 5% 8/1/28	3,500	4,195
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,871
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,992
5% 11/15/30	2,000	2,388
5% 11/15/33	9,115	10,698
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	950
5% 2/15/37	7,500	8,554
Series 2013 A, 5% 2/15/30	18,985	22,182
Series 2014 A:
5% 2/15/39	20,345	21,475
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	21
5% 2/15/34	15,490	16,367
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,728
5% 10/1/30	3,355	3,995
Series 2016 G:
5% 10/1/29	2,415	2,907
5% 10/1/30	2,340	2,764
Series 2015 A:
5% 7/1/28	5,000	5,845
5% 7/1/29	5,000	5,795
5% 10/1/29	785	927
5% 5/1/30	3,450	4,014
5% 7/1/30	10,120	11,886
5% 7/1/30	5,000	5,764
5% 10/1/30	535	628
5% 5/1/31	11,000	12,732
5% 7/1/31	15,000	17,212
5% 10/1/31	1,595	1,866
5% 10/1/32	1,550	1,805
Series 2015 B:
5% 7/1/28	1,300	1,556
5% 10/1/28	1,000	1,190
5% 7/1/29	1,400	1,661
5% 10/1/29	1,470	1,734
5% 7/1/30	1,400	1,650
5% 7/1/31	1,400	1,642
5% 7/1/32	1,450	1,693
5% 7/1/33	1,750	2,035
5% 10/1/33	1,010	1,170
5% 10/1/34	1,070	1,236
5% 7/1/40	2,545	2,920
Series 2015:
5% 12/1/19 (a)	1,100	1,175
5% 12/1/20 (a)	1,200	1,311
5% 12/1/21 (a)	800	891
5% 12/1/23 (a)	700	802
5% 12/1/24 (a)	600	692
5% 12/1/27 (a)	1,200	1,359
Series 2016 A:
5% 7/1/31	1,200	1,419
5% 7/1/31	600	725
5% 7/1/32	800	964
5% 7/1/33	800	937
5% 7/1/33	1,800	2,154
5% 7/1/34	650	759
5% 7/1/35	500	582
5% 7/1/41	1,000	1,156
Series 2016 E, 5% 10/1/31	1,945	2,306
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,060	2,288
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,229
5% 7/1/37	6,000	6,596
Series 2009 A, 5% 7/1/22	445	479
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,278
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,461
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,086
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,654
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,062
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,452
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,738
Series 2010 A:
5% 7/1/19	1,500	1,606
5% 7/1/21	7,000	7,754
5% 7/1/22	6,000	6,643
5% 7/1/41	12,000	13,185
Series 2011 A:
5% 5/1/18	1,000	1,029
5% 5/1/20	5,590	6,157
5% 5/1/21	3,140	3,560
5% 5/1/22	2,350	2,658
Series 2012 F:
5% 10/1/20 (FSA Insured)	1,100	1,229
5% 10/1/23 (FSA Insured)	1,000	1,166
5% 10/1/24 (FSA Insured)	750	871
Series 2012:
5% 7/1/23	1,000	1,159
5% 7/1/38	1,000	1,131
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,693
5% 10/1/27 (FSA Insured)	1,000	1,206
5% 10/1/28 (FSA Insured)	1,000	1,194
Series A, 5.75% 7/1/18	750	783
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Dorm. Auth. Sales Tax Rev.:
( New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,223
Series 2014 A, 5% 3/15/36	8,180	9,425
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/29	17,000	19,973
Series 2016 B1:
5% 11/15/36	5,000	5,898
5% 11/15/51	10,470	12,018
Series 2016 B2, 5% 11/15/37	12,700	14,958
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/23	5,910	6,973
Series 2011 D:
5% 11/15/24	6,590	7,585
5% 11/15/25	5,000	5,748
Series 2012 D, 5% 11/15/25	20,000	23,565
Series 2012 H:
5% 11/15/24	3,290	3,880
5% 11/15/33	3,505	4,047
5% 11/15/42	4,750	5,359
Series 2013 A, 5% 11/15/43	3,250	3,666
Series 2013 E, 5% 11/15/43	15,375	17,482
Series 2014 A1, 5% 11/15/44	8,000	9,091
Series 2014 B, 5.25% 11/15/44	6,300	7,294
Series 2014 D, 5.25% 11/15/44	5,000	5,841
Series 2015 A1:
5% 11/15/40	5,000	5,745
5% 11/15/45	1,200	1,372
Series 2015 B:
5% 11/15/26	1,495	1,810
5% 11/15/28	1,000	1,192
5% 11/15/29	2,125	2,517
Series 2016 A1, 5% 11/15/46	31,830	36,367
Series 2016 B:
5% 11/15/34	1,490	1,748
5% 11/15/35	8,375	9,805
Series 2016, 6.5% 11/15/28	1,860	1,988
5.5% 11/15/18	870	898
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	2,008
New York Thruway Auth. Gen. Rev. Series 2016 A:
5% 1/1/34	3,000	3,460
5% 1/1/35	6,455	7,434
5% 1/1/41	9,320	10,629
5% 1/1/46	7,285	8,251
5% 1/1/51	23,625	26,572
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A2, 5% 4/1/23	6,000	6,803
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,394
5% 7/1/46 (b)	6,200	6,711
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A:
5% 3/15/29	8,950	10,972
5% 3/15/34	5,000	5,940
Series 2013 C, 5% 3/15/30	4,540	5,315
Series 2014 A, 5% 3/15/44	3,980	4,529
Series 2015 A, 5% 3/15/45	18,970	21,877
Series 2016, 5% 3/15/32	3,000	3,545
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,951
5% 6/15/24 (FSA Insured)	1,450	1,710
5% 6/15/25 (FSA Insured)	1,670	1,953
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,213
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,283
5% 3/1/21 (FSA Insured)	3,000	3,369
5% 3/1/22 (FSA Insured)	4,000	4,602
5% 3/1/23 (FSA Insured)	2,500	2,930
5% 3/1/24 (FSA Insured)	1,600	1,900
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	883
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,100
Schenectady Cnt Re Co. Re ( Union College, Proj.) Series 2017, 5% 1/1/40	2,600	3,024
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,165
5% 7/1/26	1,280	1,479
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,194
5% 3/1/25	500	603
5% 3/1/26	500	600
5% 3/1/27	350	415
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,909
0% 11/15/28	2,500	1,835
Series 2013 A, 5% 11/15/24	4,000	4,773
Series 2013 C:
5% 11/15/27	5,660	6,722
5% 11/15/28	5,935	7,034
5% 11/15/29	6,340	7,499
Series 2015 A, 5.25% 11/15/45	10,820	12,662
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,315
5.125% 9/1/40	8,055	8,775
Series 2015:
5% 8/1/26	1,385	1,656
5% 8/1/27	1,600	1,892
5% 8/1/28	1,565	1,838
5% 8/1/32	1,000	1,147
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	354
5% 4/1/30	350	407
5% 4/1/31	335	388
5% 4/1/32	1,000	1,154
5% 4/1/34	1,045	1,197
5% 4/1/35	1,180	1,349
5% 4/1/40	1,400	1,588
5% 4/1/45	2,250	2,531
Yonkers Gen. Oblig.:
Series 2015 A:
5% 3/15/22 (FSA Insured)	750	846
5% 3/15/23 (FSA Insured)	1,255	1,416
5% 3/15/24 (FSA Insured)	1,545	1,741
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	836
5% 8/1/22 (FSA Insured)	510	594
5% 8/1/23 (FSA Insured)	300	356
Series 2015 C:
4% 8/1/17 (FSA Insured)	400	400
4% 8/1/18 (FSA Insured)	630	648
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,897
5% 9/1/27 (FSA Insured)	3,755	4,468
5% 8/1/28 (FSA Insured)	2,060	2,429
5% 9/1/28 (FSA Insured)	3,945	4,659
5% 8/1/29 (FSA Insured)	1,500	1,757
5% 9/1/29 (FSA Insured)	4,150	4,868
5% 8/1/30 (FSA Insured)	1,500	1,747
5% 9/1/30 (FSA Insured)	4,365	5,093

TOTAL NEW YORK		1,600,496

New York And New Jersey - 5.9%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	33,172
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	27,615
185th Series:
5% 9/1/26 (b)	10,150	11,967
5% 9/1/27 (b)	6,200	7,314
5% 9/1/28 (b)	7,350	8,624
85th Series, 5.375% 3/1/28	6,280	7,750
Series 202, 5% 10/15/36 (b)	5,455	6,327

TOTAL NEW YORK AND NEW JERSEY		102,769

TOTAL MUNICIPAL BONDS
(Cost $1,636,324)		1,703,265
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $1,636,324)		1,703,265
NET OTHER ASSETS (LIABILITIES) - 1.9%		33,486
NET ASSETS - 100%		$1,736,751

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,431,000 or 0.6% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Special Tax	22.4%
Transportation	21.5%
General Obligations	16.9%
Education	14.2%
Water & Sewer	9.2%
Health Care	6.9%
Net Other Assets (Liabilities)	8.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,636,324)		$1,703,265
Cash		26,030
Receivable for investments sold		17,099
Receivable for fund shares sold		483
Interest receivable		16,364
Other receivables		4
Total assets		1,763,245
Liabilities
Payable for investments purchased	$22,356
Payable for fund shares redeemed	2,146
Distributions payable	1,259
Accrued management fee	516
Distribution and service plan fees payable	37
Other affiliated payables	145
Other payables and accrued expenses	35
Total liabilities		26,494
Net Assets		$1,736,751
Net Assets consist of:
Paid in capital		$1,661,805
Undistributed net investment income		141
Accumulated undistributed net realized gain (loss) on investments		7,864
Net unrealized appreciation (depreciation) on investments		66,941
Net Assets		$1,736,751
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,493 ÷ 3,266 shares)		$13.32
Maximum offering price per share (100/96.00 of $13.32)		$13.88
Class M:
Net Asset Value and redemption price per share ($8,093 ÷ 607 shares)		$13.33
Maximum offering price per share (100/96.00 of $13.33)		$13.89
Class C:
Net Asset Value and offering price per share ($31,714 ÷ 2,381 shares)(a)		$13.32
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,597,261 ÷ 119,882 shares)		$13.32
Class I:
Net Asset Value, offering price and redemption price per share ($56,190 ÷ 4,222 shares)		$13.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2017 (Unaudited)
Investment Income
Interest		$28,145
Expenses
Management fee	$3,068
Transfer agent fees	687
Distribution and service plan fees	227
Accounting fees and expenses	159
Custodian fees and expenses	6
Independent trustees' fees and expenses	3
Registration fees	69
Audit	31
Legal	6
Miscellaneous	9
Total expenses before reductions	4,265
Expense reductions	(11)	4,254
Net investment income (loss)		23,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,109
Total net realized gain (loss)		8,109
Change in net unrealized appreciation (depreciation) on investment securities		27,409
Net gain (loss)		35,518
Net increase (decrease) in net assets resulting from operations		$59,409

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,891	$53,929
Net realized gain (loss)	8,109	19,937
Change in net unrealized appreciation (depreciation)	27,409	(87,013)
Net increase (decrease) in net assets resulting from operations	59,409	(13,147)
Distributions to shareholders from net investment income	(23,890)	(53,918)
Distributions to shareholders from net realized gain	(3,110)	(17,172)
Total distributions	(27,000)	(71,090)
Share transactions - net increase (decrease)	9,057	(72,275)
Redemption fees	–	5
Total increase (decrease) in net assets	41,466	(156,507)
Net Assets
Beginning of period	1,695,285	1,851,792
End of period	$1,736,751	$1,695,285
Other Information
Undistributed net investment income end of period	$141	$140

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.164	.347	.376	.396	.404	.410
Net realized and unrealized gain (loss)	.274	(.457)	(.005)	.784	(.656)	.145
Total from investment operations	.438	(.110)	.371	1.180	(.252)	.555
Distributions from net investment income	(.164)	(.347)	(.376)	(.396)	(.404)	(.393)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.188)	(.470)	(.501)	(.420)	(.418)	(.425)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.32	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D,E	3.38%	(.84)%	2.79%	9.20%	(1.82)%	4.15%
Ratios to Average Net AssetsF
Expenses before reductions	.81%G	.79%	.79%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.81%G	.79%	.79%	.78%	.77%	.77%
Expenses net of all reductions	.81%G	.79%	.79%	.78%	.77%	.77%
Net investment income (loss)	2.51%G	2.55%	2.78%	2.95%	3.07%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$43	$50	$48	$43	$45	$54
Portfolio turnover rate	14%G	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$13.66	$13.79	$13.03	$13.70	$13.57
Income from Investment Operations
Net investment income (loss)A	.169	.354	.384	.404	.411	.418
Net realized and unrealized gain (loss)	.274	(.456)	(.005)	.784	(.656)	.143
Total from investment operations	.443	(.102)	.379	1.188	(.245)	.561
Distributions from net investment income	(.169)	(.355)	(.384)	(.404)	(.411)	(.399)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.193)	(.478)	(.509)	(.428)	(.425)	(.431)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.33	$13.08	$13.66	$13.79	$13.03	$13.70
Total ReturnC,D,E	3.41%	(.79)%	2.85%	9.26%	(1.76)%	4.19%
Ratios to Average Net AssetsF
Expenses before reductions	.74%G	.74%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.74%G	.74%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.74%G	.74%	.73%	.72%	.72%	.72%
Net investment income (loss)	2.58%G	2.60%	2.84%	3.01%	3.12%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$9	$8	$7	$9
Portfolio turnover rate	14%G	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.115	.245	.276	.297	.305	.306
Net realized and unrealized gain (loss)	.274	(.457)	(.005)	.785	(.656)	.144
Total from investment operations	.389	(.212)	.271	1.082	(.351)	.450
Distributions from net investment income	(.115)	(.245)	(.276)	(.298)	(.305)	(.288)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.139)	(.368)	(.401)	(.322)	(.319)	(.320)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.32	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D,E	2.99%	(1.58)%	2.04%	8.40%	(2.55)%	3.35%
Ratios to Average Net AssetsF
Expenses before reductions	1.56%G	1.54%	1.53%	1.52%	1.52%	1.54%
Expenses net of fee waivers, if any	1.56%G	1.54%	1.53%	1.52%	1.52%	1.54%
Expenses net of all reductions	1.56%G	1.54%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	1.76%G	1.80%	2.04%	2.22%	2.31%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$32	$33	$32	$31	$28	$37
Portfolio turnover rate	14%G	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.186	.392	.421	.439	.444	.452
Net realized and unrealized gain (loss)	.274	(.457)	(.005)	.784	(.656)	.144
Total from investment operations	.460	(.065)	.416	1.223	(.212)	.596
Distributions from net investment income	(.186)	(.392)	(.421)	(.439)	(.444)	(.434)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.210)	(.515)	(.546)	(.463)	(.458)	(.466)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.32	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D	3.55%	(.52)%	3.13%	9.55%	(1.51)%	4.46%
Ratios to Average Net AssetsE
Expenses before reductions	.47%F	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.47%F	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.47%F	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.85%F	2.88%	3.11%	3.27%	3.37%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$1,597	$1,557	$1,721	$1,734	$1,597	$1,952
Portfolio turnover rate	14%F	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.06	$13.64	$13.77	$13.01	$13.68	$13.55
Income from Investment Operations
Net investment income (loss)A	.180	.381	.410	.429	.435	.443
Net realized and unrealized gain (loss)	.275	(.457)	(.005)	.785	(.655)	.145
Total from investment operations	.455	(.076)	.405	1.214	(.220)	.588
Distributions from net investment income	(.181)	(.381)	(.410)	(.430)	(.436)	(.426)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.205)	(.504)	(.535)	(.454)	(.450)	(.458)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.31	$13.06	$13.64	$13.77	$13.01	$13.68
Total ReturnC,D	3.51%	(.59)%	3.06%	9.48%	(1.58)%	4.40%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.54%	.54%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.55%F	.54%	.54%	.53%	.53%	.53%
Expenses net of all reductions	.55%F	.54%	.54%	.53%	.53%	.52%
Net investment income (loss)	2.77%F	2.80%	3.04%	3.21%	3.31%	3.26%
Supplemental Data
Net assets, end of period (in millions)	$56	$47	$41	$30	$20	$23
Portfolio turnover rate	14%F	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, New York Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$74,303
Gross unrealized depreciation	(7,359)
Net unrealized appreciation (depreciation) on securities	$66,944
Tax cost	$1,636,321

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $161,979 and $117,973, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$56	$4
Class M	-%	.25%	10	–(a)
Class C	.75%	.25%	161	20
			$227	$24

 (a) Amount represents less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class M	–(a)
Class C(b)	2
$10

 (a) Amount represents less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$36.16
Class M	4.09
Class C	25.16
New York Municipal Income	583.07
Class I	39.15
	$687

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Class A	$561	$1,356
Class M	104	227
Class B	–	10
Class C	280	610
New York Municipal Income	22,241	50,404
Class I	704	1,311
Total	$23,890	$53,918
From net realized gain
Class A	$83	$501
Class M	15	81
Class B	–	1
Class C	60	313
New York Municipal Income	2,859	15,827
Class I	93	449
Total	$3,110	$17,172

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017	Year ended January 31, 2017	Six months ended July 31, 2017	Year ended January 31, 2017
Class A
Shares sold	210	1,257	$2,770	$17,108
Reinvestment of distributions	44	114	584	1,534
Shares redeemed	(787)	(1,086)	(10,347)	(14,469)
Net increase (decrease)	(533)	285	$(6,993)	$4,173
Class M
Shares sold	6	71	$79	$958
Reinvestment of distributions	8	20	104	266
Shares redeemed	(33)	(91)	(435)	(1,189)
Net increase (decrease)	(19)	–	$(252)	$35
Class B
Shares sold	–	–(a)	$–	$3
Reinvestment of distributions	–	1	–	7
Shares redeemed	–	(102)	–	(1,403)
Net increase (decrease)	–	(101)	$–	$(1,393)
Class C
Shares sold	132	552	$1,729	$7,536
Reinvestment of distributions	19	50	253	665
Shares redeemed	(283)	(432)	(3,718)	(5,811)
Net increase (decrease)	(132)	170	$(1,736)	$2,390
New York Municipal Income
Shares sold	8,531	19,911	$112,285	$270,759
Reinvestment of distributions	1,315	3,387	17,336	45,529
Shares redeemed	(9,080)	(30,279)	(119,457)	(402,890)
Net increase (decrease)	766	(6,981)	$10,164	$(86,602)
Class I
Shares sold	1,006	1,747	$13,225	$23,614
Reinvestment of distributions	35	75	463	1,001
Shares redeemed	(443)	(1,169)	(5,814)	(15,493)
Net increase (decrease)	598	653	$7,874	$9,122

 (a) Amount represents less than $500.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Class A	.81%
Actual		$1,000.00	$1,033.80	$4.08
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class M	.74%
Actual		$1,000.00	$1,034.10	$3.73
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class C	1.56%
Actual		$1,000.00	$1,029.90	$7.85
Hypothetical-C		$1,000.00	$1,017.06	$7.80
New York Municipal Income	.47%
Actual		$1,000.00	$1,035.50	$2.37
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.55%
Actual		$1,000.00	$1,035.10	$2.78
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASNM-SANN-0917
1.788857.115

Fidelity® New York Municipal Income Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	22.4	19.8
Transportation	21.5	21.4
General Obligations	16.9	17.3
Education	14.2	14.6
Water & Sewer	9.2	9.7

Quality Diversification (% of fund's net assets)

As of July 31, 2017
AA,A	93.0%
BBB	4.6%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.9%

As of January 31, 2017
AAA	0.1%
AA,A	90.9%
BBB	5.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
New York - 92.2%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$701
5% 7/1/25	455	535
5% 7/1/26	450	524
5% 7/1/27	500	577
5% 7/1/28	360	412
5% 7/1/29	300	341
5% 7/1/30	575	650
5% 7/1/40	1,000	1,102
5.25% 7/1/35	1,000	1,133
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	391
5% 7/1/24	400	480
5% 7/1/25	250	303
5% 7/1/26	500	598
5% 7/1/27	2,000	2,369
5% 7/1/29	500	583
Dorm. Auth. New York Univ. Rev.:
( State Univ. of New York Proj.) Series 2017 A, 5% 7/1/32	1,500	1,798
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,201
(State Univ. of New York Proj.) Series 2017 A, 5% 7/1/34	3,000	3,565
Series 2016 A:
5% 7/1/36	8,000	9,379
5% 7/1/39	6,185	7,198
5% 7/1/41	2,500	2,870
5% 7/1/46	8,000	9,134
5% 7/1/50	6,280	7,121
Dutchess County Local Dev. Corp. Rev.:
( Vassar College, Proj.) Series 2017, 5% 7/1/35	1,100	1,296
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	10,097
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	660
5% 7/1/27	350	415
5% 7/1/28	500	588
5% 7/1/29	725	846
5% 7/1/31	2,610	3,015
5% 7/1/32	2,660	3,060
5% 7/1/33	2,770	3,174
5% 7/1/34	2,935	3,352
5% 7/1/35	3,000	3,420
5% 7/1/36	1,000	1,137
5% 7/1/40	8,500	9,593
(Vassar College, Proj.) Series 2017:
5% 7/1/36	1,430	1,680
5% 7/1/37	1,705	2,000
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	331
5% 9/15/28	275	329
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,412
5% 10/15/33 (FSA Insured)	300	352
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,268
(Molloy College Proj.):
Series 2009:
5.25% 7/1/18 (Escrowed to Maturity)	1,090	1,133
5.25% 7/1/19 (Escrowed to Maturity)	1,100	1,189
5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,500	7,088
Series 2017:
5% 7/1/32	740	858
5% 7/1/33	475	548
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A:
5.25% 2/15/47	6,525	7,257
5.75% 2/15/47	8,820	10,099
Series 2017 A:
5% 2/15/33	10,000	11,903
5% 2/15/36	4,750	5,602
5% 2/15/37	2,505	2,947
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,018
Series 2009 A, 5.25% 4/1/21	1,945	2,067
Series 2012 A, 5% 9/1/42	2,320	2,595
Series 2012 B:
5% 9/1/25	4,000	4,667
5% 9/1/26	10,065	11,717
5% 9/1/27	10,000	11,615
Series 2014 A, 5% 9/1/35	5,000	5,764
Series 2016 B, 5% 9/1/36	3,500	4,065
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,558
5% 7/1/25	1,000	1,109
5% 7/1/26	1,150	1,275
5% 7/1/27	1,630	1,806
5% 7/1/28	1,015	1,124
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	614
5% 7/1/30	1,125	1,336
5% 7/1/32	1,250	1,470
5% 7/1/33	1,000	1,171
5% 7/1/35	1,000	1,165
5% 7/1/40	4,000	4,639
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	418
5% 5/1/24	750	912
5% 5/1/25	750	923
5% 5/1/26	1,200	1,463
5% 5/1/27	700	848
5% 5/1/29	1,750	2,083
5% 5/1/30	1,000	1,183
5% 5/1/31	1,205	1,419
Monroe County Indl. Dev. Corp.:
( Univ. of Rochester, Proj.) Series 2017 A:
5% 7/1/32	1,215	1,464
5% 7/1/34	1,310	1,564
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,850
5% 12/1/34	760	870
5% 12/1/35	700	799
5% 12/1/36	700	797
(Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,497
5% 7/1/29	1,050	1,250
5% 7/1/30	1,000	1,182
5% 7/1/31	1,200	1,412
5% 7/1/32	1,250	1,469
(Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/31	1,650	1,999
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,299
5% 11/15/51	3,000	3,304
5% 11/15/56	4,000	4,528
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,872
5% 4/1/29	14,040	16,340
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,219
5% 7/1/22	5,500	6,151
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	522
5% 7/1/26	1,500	1,734
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,196
5% 7/1/22	2,000	2,308
5% 7/1/27	2,155	2,396
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,638
5% 7/1/37	4,595	4,970
Series 2014 B:
5% 7/1/23	550	638
5% 7/1/27	1,000	1,146
Series 2014 C, 5% 7/1/26	3,000	3,467
New York City Gen. Oblig.:
Series 2012 A1, 5% 8/1/24	2,400	2,744
Series 2012 G1, 5% 4/1/25	4,300	4,967
Series 2017 A, 5% 8/1/34	5,355	6,319
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	3,039
Series 2009 DD, 6% 6/15/40	1,115	1,163
Series 2009 GG, 5.25% 6/15/40	10,000	10,738
Series 2011 EE:
5.375% 6/15/40	2,310	2,615
5.375% 6/15/43	20,035	22,659
5.5% 6/15/43	4,375	4,989
Series 2012 BB, 5.25% 6/15/44	2,330	2,683
Series 2012 CC, 5% 6/15/45	8,000	9,006
Series 2012 FF, 5% 6/15/24	8,240	9,605
Series 2013 CC, 5% 6/15/47	23,575	26,896
Series 2014 BB, 5% 6/15/46	9,785	11,169
Series 2014 CC, 5% 6/15/47	6,200	7,130
Series 2015 AA, 5% 6/15/44	6,200	7,147
Series 2015 FF, 5% 6/15/32	2,000	2,368
Series 2017 EE, 5% 6/15/37	10,000	11,885
Series GG, 5% 6/15/43	2,700	3,028
5% 6/15/35	10,000	11,740
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2018 S-1, 5% 7/15/30	9,000	10,945
Series 2008 S1, 5% 1/15/34	10,000	10,174
Series 2009 S1:
5.5% 7/15/38	2,900	3,022
5.625% 7/15/38	2,900	3,026
Series 2009 S3:
5.25% 1/15/26	1,000	1,062
5.25% 1/15/39	6,100	6,468
5.375% 1/15/34	13,435	14,273
Series 2009 S4:
5.5% 1/15/34	1,000	1,063
5.5% 1/15/39	6,700	7,114
5.75% 1/15/39	2,900	3,094
Series 2009 S5, 5.25% 1/15/39	10,180	10,794
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,110
Series 2016 S1, 5% 7/15/33	2,165	2,532
Series 2016:
5% 7/15/32	15,000	17,640
5% 7/15/35	5,000	5,823
Series S1, 5% 7/15/28	9,000	10,525
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,480
Series 2013 F:
5% 2/1/31	6,000	7,031
5% 2/1/32	5,000	5,839
Series 2013 F1, 5% 2/1/28	11,120	13,095
Series 2014 D1:
5% 2/1/27	5,000	5,977
5% 2/1/28	5,000	5,946
5% 2/1/29	7,500	8,869
5% 2/1/31	4,300	5,053
5% 2/1/32	1,515	1,773
Series 2015 E1, 5% 2/1/41	8,000	9,212
Series 2017 A, 5% 5/1/37	10,000	11,670
Series 2017 B, 5% 8/1/34	2,640	3,110
Series 2017 E, 5% 2/1/33	5,290	6,298
Series 2017 E-1, 5% 2/1/34	4,500	5,337
Series 2017 F:
5% 5/1/32	14,730	17,685
5% 5/1/33	5,000	5,975
5% 5/1/34	7,000	8,331
5% 5/1/35	11,795	14,005
Series A, 5% 8/1/28	3,500	4,195
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,871
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,992
5% 11/15/30	2,000	2,388
5% 11/15/33	9,115	10,698
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	950
5% 2/15/37	7,500	8,554
Series 2013 A, 5% 2/15/30	18,985	22,182
Series 2014 A:
5% 2/15/39	20,345	21,475
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	21
5% 2/15/34	15,490	16,367
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,728
5% 10/1/30	3,355	3,995
Series 2016 G:
5% 10/1/29	2,415	2,907
5% 10/1/30	2,340	2,764
Series 2015 A:
5% 7/1/28	5,000	5,845
5% 7/1/29	5,000	5,795
5% 10/1/29	785	927
5% 5/1/30	3,450	4,014
5% 7/1/30	10,120	11,886
5% 7/1/30	5,000	5,764
5% 10/1/30	535	628
5% 5/1/31	11,000	12,732
5% 7/1/31	15,000	17,212
5% 10/1/31	1,595	1,866
5% 10/1/32	1,550	1,805
Series 2015 B:
5% 7/1/28	1,300	1,556
5% 10/1/28	1,000	1,190
5% 7/1/29	1,400	1,661
5% 10/1/29	1,470	1,734
5% 7/1/30	1,400	1,650
5% 7/1/31	1,400	1,642
5% 7/1/32	1,450	1,693
5% 7/1/33	1,750	2,035
5% 10/1/33	1,010	1,170
5% 10/1/34	1,070	1,236
5% 7/1/40	2,545	2,920
Series 2015:
5% 12/1/19 (a)	1,100	1,175
5% 12/1/20 (a)	1,200	1,311
5% 12/1/21 (a)	800	891
5% 12/1/23 (a)	700	802
5% 12/1/24 (a)	600	692
5% 12/1/27 (a)	1,200	1,359
Series 2016 A:
5% 7/1/31	1,200	1,419
5% 7/1/31	600	725
5% 7/1/32	800	964
5% 7/1/33	800	937
5% 7/1/33	1,800	2,154
5% 7/1/34	650	759
5% 7/1/35	500	582
5% 7/1/41	1,000	1,156
Series 2016 E, 5% 10/1/31	1,945	2,306
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,060	2,288
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,229
5% 7/1/37	6,000	6,596
Series 2009 A, 5% 7/1/22	445	479
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,278
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,461
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,086
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,654
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,062
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,452
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,738
Series 2010 A:
5% 7/1/19	1,500	1,606
5% 7/1/21	7,000	7,754
5% 7/1/22	6,000	6,643
5% 7/1/41	12,000	13,185
Series 2011 A:
5% 5/1/18	1,000	1,029
5% 5/1/20	5,590	6,157
5% 5/1/21	3,140	3,560
5% 5/1/22	2,350	2,658
Series 2012 F:
5% 10/1/20 (FSA Insured)	1,100	1,229
5% 10/1/23 (FSA Insured)	1,000	1,166
5% 10/1/24 (FSA Insured)	750	871
Series 2012:
5% 7/1/23	1,000	1,159
5% 7/1/38	1,000	1,131
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,693
5% 10/1/27 (FSA Insured)	1,000	1,206
5% 10/1/28 (FSA Insured)	1,000	1,194
Series A, 5.75% 7/1/18	750	783
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Dorm. Auth. Sales Tax Rev.:
( New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,223
Series 2014 A, 5% 3/15/36	8,180	9,425
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/29	17,000	19,973
Series 2016 B1:
5% 11/15/36	5,000	5,898
5% 11/15/51	10,470	12,018
Series 2016 B2, 5% 11/15/37	12,700	14,958
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/23	5,910	6,973
Series 2011 D:
5% 11/15/24	6,590	7,585
5% 11/15/25	5,000	5,748
Series 2012 D, 5% 11/15/25	20,000	23,565
Series 2012 H:
5% 11/15/24	3,290	3,880
5% 11/15/33	3,505	4,047
5% 11/15/42	4,750	5,359
Series 2013 A, 5% 11/15/43	3,250	3,666
Series 2013 E, 5% 11/15/43	15,375	17,482
Series 2014 A1, 5% 11/15/44	8,000	9,091
Series 2014 B, 5.25% 11/15/44	6,300	7,294
Series 2014 D, 5.25% 11/15/44	5,000	5,841
Series 2015 A1:
5% 11/15/40	5,000	5,745
5% 11/15/45	1,200	1,372
Series 2015 B:
5% 11/15/26	1,495	1,810
5% 11/15/28	1,000	1,192
5% 11/15/29	2,125	2,517
Series 2016 A1, 5% 11/15/46	31,830	36,367
Series 2016 B:
5% 11/15/34	1,490	1,748
5% 11/15/35	8,375	9,805
Series 2016, 6.5% 11/15/28	1,860	1,988
5.5% 11/15/18	870	898
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	2,008
New York Thruway Auth. Gen. Rev. Series 2016 A:
5% 1/1/34	3,000	3,460
5% 1/1/35	6,455	7,434
5% 1/1/41	9,320	10,629
5% 1/1/46	7,285	8,251
5% 1/1/51	23,625	26,572
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A2, 5% 4/1/23	6,000	6,803
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,394
5% 7/1/46 (b)	6,200	6,711
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A:
5% 3/15/29	8,950	10,972
5% 3/15/34	5,000	5,940
Series 2013 C, 5% 3/15/30	4,540	5,315
Series 2014 A, 5% 3/15/44	3,980	4,529
Series 2015 A, 5% 3/15/45	18,970	21,877
Series 2016, 5% 3/15/32	3,000	3,545
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,951
5% 6/15/24 (FSA Insured)	1,450	1,710
5% 6/15/25 (FSA Insured)	1,670	1,953
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,213
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,283
5% 3/1/21 (FSA Insured)	3,000	3,369
5% 3/1/22 (FSA Insured)	4,000	4,602
5% 3/1/23 (FSA Insured)	2,500	2,930
5% 3/1/24 (FSA Insured)	1,600	1,900
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	883
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,100
Schenectady Cnt Re Co. Re ( Union College, Proj.) Series 2017, 5% 1/1/40	2,600	3,024
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,165
5% 7/1/26	1,280	1,479
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,194
5% 3/1/25	500	603
5% 3/1/26	500	600
5% 3/1/27	350	415
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,909
0% 11/15/28	2,500	1,835
Series 2013 A, 5% 11/15/24	4,000	4,773
Series 2013 C:
5% 11/15/27	5,660	6,722
5% 11/15/28	5,935	7,034
5% 11/15/29	6,340	7,499
Series 2015 A, 5.25% 11/15/45	10,820	12,662
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,315
5.125% 9/1/40	8,055	8,775
Series 2015:
5% 8/1/26	1,385	1,656
5% 8/1/27	1,600	1,892
5% 8/1/28	1,565	1,838
5% 8/1/32	1,000	1,147
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	354
5% 4/1/30	350	407
5% 4/1/31	335	388
5% 4/1/32	1,000	1,154
5% 4/1/34	1,045	1,197
5% 4/1/35	1,180	1,349
5% 4/1/40	1,400	1,588
5% 4/1/45	2,250	2,531
Yonkers Gen. Oblig.:
Series 2015 A:
5% 3/15/22 (FSA Insured)	750	846
5% 3/15/23 (FSA Insured)	1,255	1,416
5% 3/15/24 (FSA Insured)	1,545	1,741
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	836
5% 8/1/22 (FSA Insured)	510	594
5% 8/1/23 (FSA Insured)	300	356
Series 2015 C:
4% 8/1/17 (FSA Insured)	400	400
4% 8/1/18 (FSA Insured)	630	648
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,897
5% 9/1/27 (FSA Insured)	3,755	4,468
5% 8/1/28 (FSA Insured)	2,060	2,429
5% 9/1/28 (FSA Insured)	3,945	4,659
5% 8/1/29 (FSA Insured)	1,500	1,757
5% 9/1/29 (FSA Insured)	4,150	4,868
5% 8/1/30 (FSA Insured)	1,500	1,747
5% 9/1/30 (FSA Insured)	4,365	5,093

TOTAL NEW YORK		1,600,496

New York And New Jersey - 5.9%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	33,172
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	27,615
185th Series:
5% 9/1/26 (b)	10,150	11,967
5% 9/1/27 (b)	6,200	7,314
5% 9/1/28 (b)	7,350	8,624
85th Series, 5.375% 3/1/28	6,280	7,750
Series 202, 5% 10/15/36 (b)	5,455	6,327

TOTAL NEW YORK AND NEW JERSEY		102,769

TOTAL MUNICIPAL BONDS
(Cost $1,636,324)		1,703,265
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $1,636,324)		1,703,265
NET OTHER ASSETS (LIABILITIES) - 1.9%		33,486
NET ASSETS - 100%		$1,736,751

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,431,000 or 0.6% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Special Tax	22.4%
Transportation	21.5%
General Obligations	16.9%
Education	14.2%
Water & Sewer	9.2%
Health Care	6.9%
Net Other Assets (Liabilities)	8.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,636,324)		$1,703,265
Cash		26,030
Receivable for investments sold		17,099
Receivable for fund shares sold		483
Interest receivable		16,364
Other receivables		4
Total assets		1,763,245
Liabilities
Payable for investments purchased	$22,356
Payable for fund shares redeemed	2,146
Distributions payable	1,259
Accrued management fee	516
Distribution and service plan fees payable	37
Other affiliated payables	145
Other payables and accrued expenses	35
Total liabilities		26,494
Net Assets		$1,736,751
Net Assets consist of:
Paid in capital		$1,661,805
Undistributed net investment income		141
Accumulated undistributed net realized gain (loss) on investments		7,864
Net unrealized appreciation (depreciation) on investments		66,941
Net Assets		$1,736,751
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,493 ÷ 3,266 shares)		$13.32
Maximum offering price per share (100/96.00 of $13.32)		$13.88
Class M:
Net Asset Value and redemption price per share ($8,093 ÷ 607 shares)		$13.33
Maximum offering price per share (100/96.00 of $13.33)		$13.89
Class C:
Net Asset Value and offering price per share ($31,714 ÷ 2,381 shares)(a)		$13.32
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,597,261 ÷ 119,882 shares)		$13.32
Class I:
Net Asset Value, offering price and redemption price per share ($56,190 ÷ 4,222 shares)		$13.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2017 (Unaudited)
Investment Income
Interest		$28,145
Expenses
Management fee	$3,068
Transfer agent fees	687
Distribution and service plan fees	227
Accounting fees and expenses	159
Custodian fees and expenses	6
Independent trustees' fees and expenses	3
Registration fees	69
Audit	31
Legal	6
Miscellaneous	9
Total expenses before reductions	4,265
Expense reductions	(11)	4,254
Net investment income (loss)		23,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,109
Total net realized gain (loss)		8,109
Change in net unrealized appreciation (depreciation) on investment securities		27,409
Net gain (loss)		35,518
Net increase (decrease) in net assets resulting from operations		$59,409

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,891	$53,929
Net realized gain (loss)	8,109	19,937
Change in net unrealized appreciation (depreciation)	27,409	(87,013)
Net increase (decrease) in net assets resulting from operations	59,409	(13,147)
Distributions to shareholders from net investment income	(23,890)	(53,918)
Distributions to shareholders from net realized gain	(3,110)	(17,172)
Total distributions	(27,000)	(71,090)
Share transactions - net increase (decrease)	9,057	(72,275)
Redemption fees	–	5
Total increase (decrease) in net assets	41,466	(156,507)
Net Assets
Beginning of period	1,695,285	1,851,792
End of period	$1,736,751	$1,695,285
Other Information
Undistributed net investment income end of period	$141	$140

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.164	.347	.376	.396	.404	.410
Net realized and unrealized gain (loss)	.274	(.457)	(.005)	.784	(.656)	.145
Total from investment operations	.438	(.110)	.371	1.180	(.252)	.555
Distributions from net investment income	(.164)	(.347)	(.376)	(.396)	(.404)	(.393)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.188)	(.470)	(.501)	(.420)	(.418)	(.425)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.32	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D,E	3.38%	(.84)%	2.79%	9.20%	(1.82)%	4.15%
Ratios to Average Net AssetsF
Expenses before reductions	.81%G	.79%	.79%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.81%G	.79%	.79%	.78%	.77%	.77%
Expenses net of all reductions	.81%G	.79%	.79%	.78%	.77%	.77%
Net investment income (loss)	2.51%G	2.55%	2.78%	2.95%	3.07%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$43	$50	$48	$43	$45	$54
Portfolio turnover rate	14%G	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$13.66	$13.79	$13.03	$13.70	$13.57
Income from Investment Operations
Net investment income (loss)A	.169	.354	.384	.404	.411	.418
Net realized and unrealized gain (loss)	.274	(.456)	(.005)	.784	(.656)	.143
Total from investment operations	.443	(.102)	.379	1.188	(.245)	.561
Distributions from net investment income	(.169)	(.355)	(.384)	(.404)	(.411)	(.399)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.193)	(.478)	(.509)	(.428)	(.425)	(.431)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.33	$13.08	$13.66	$13.79	$13.03	$13.70
Total ReturnC,D,E	3.41%	(.79)%	2.85%	9.26%	(1.76)%	4.19%
Ratios to Average Net AssetsF
Expenses before reductions	.74%G	.74%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.74%G	.74%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.74%G	.74%	.73%	.72%	.72%	.72%
Net investment income (loss)	2.58%G	2.60%	2.84%	3.01%	3.12%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$9	$8	$7	$9
Portfolio turnover rate	14%G	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.115	.245	.276	.297	.305	.306
Net realized and unrealized gain (loss)	.274	(.457)	(.005)	.785	(.656)	.144
Total from investment operations	.389	(.212)	.271	1.082	(.351)	.450
Distributions from net investment income	(.115)	(.245)	(.276)	(.298)	(.305)	(.288)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.139)	(.368)	(.401)	(.322)	(.319)	(.320)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.32	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D,E	2.99%	(1.58)%	2.04%	8.40%	(2.55)%	3.35%
Ratios to Average Net AssetsF
Expenses before reductions	1.56%G	1.54%	1.53%	1.52%	1.52%	1.54%
Expenses net of fee waivers, if any	1.56%G	1.54%	1.53%	1.52%	1.52%	1.54%
Expenses net of all reductions	1.56%G	1.54%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	1.76%G	1.80%	2.04%	2.22%	2.31%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$32	$33	$32	$31	$28	$37
Portfolio turnover rate	14%G	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.186	.392	.421	.439	.444	.452
Net realized and unrealized gain (loss)	.274	(.457)	(.005)	.784	(.656)	.144
Total from investment operations	.460	(.065)	.416	1.223	(.212)	.596
Distributions from net investment income	(.186)	(.392)	(.421)	(.439)	(.444)	(.434)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.210)	(.515)	(.546)	(.463)	(.458)	(.466)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.32	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D	3.55%	(.52)%	3.13%	9.55%	(1.51)%	4.46%
Ratios to Average Net AssetsE
Expenses before reductions	.47%F	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.47%F	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.47%F	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.85%F	2.88%	3.11%	3.27%	3.37%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$1,597	$1,557	$1,721	$1,734	$1,597	$1,952
Portfolio turnover rate	14%F	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.06	$13.64	$13.77	$13.01	$13.68	$13.55
Income from Investment Operations
Net investment income (loss)A	.180	.381	.410	.429	.435	.443
Net realized and unrealized gain (loss)	.275	(.457)	(.005)	.785	(.655)	.145
Total from investment operations	.455	(.076)	.405	1.214	(.220)	.588
Distributions from net investment income	(.181)	(.381)	(.410)	(.430)	(.436)	(.426)
Distributions from net realized gain	(.024)	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.205)	(.504)	(.535)	(.454)	(.450)	(.458)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.31	$13.06	$13.64	$13.77	$13.01	$13.68
Total ReturnC,D	3.51%	(.59)%	3.06%	9.48%	(1.58)%	4.40%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.54%	.54%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.55%F	.54%	.54%	.53%	.53%	.53%
Expenses net of all reductions	.55%F	.54%	.54%	.53%	.53%	.52%
Net investment income (loss)	2.77%F	2.80%	3.04%	3.21%	3.31%	3.26%
Supplemental Data
Net assets, end of period (in millions)	$56	$47	$41	$30	$20	$23
Portfolio turnover rate	14%F	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, New York Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$74,303
Gross unrealized depreciation	(7,359)
Net unrealized appreciation (depreciation) on securities	$66,944
Tax cost	$1,636,321

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $161,979 and $117,973, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$56	$4
Class M	-%	.25%	10	–(a)
Class C	.75%	.25%	161	20
			$227	$24

 (a) Amount represents less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class M	–(a)
Class C(b)	2
$10

 (a) Amount represents less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$36.16
Class M	4.09
Class C	25.16
New York Municipal Income	583.07
Class I	39.15
	$687

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Class A	$561	$1,356
Class M	104	227
Class B	–	10
Class C	280	610
New York Municipal Income	22,241	50,404
Class I	704	1,311
Total	$23,890	$53,918
From net realized gain
Class A	$83	$501
Class M	15	81
Class B	–	1
Class C	60	313
New York Municipal Income	2,859	15,827
Class I	93	449
Total	$3,110	$17,172

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017	Year ended January 31, 2017	Six months ended July 31, 2017	Year ended January 31, 2017
Class A
Shares sold	210	1,257	$2,770	$17,108
Reinvestment of distributions	44	114	584	1,534
Shares redeemed	(787)	(1,086)	(10,347)	(14,469)
Net increase (decrease)	(533)	285	$(6,993)	$4,173
Class M
Shares sold	6	71	$79	$958
Reinvestment of distributions	8	20	104	266
Shares redeemed	(33)	(91)	(435)	(1,189)
Net increase (decrease)	(19)	–	$(252)	$35
Class B
Shares sold	–	–(a)	$–	$3
Reinvestment of distributions	–	1	–	7
Shares redeemed	–	(102)	–	(1,403)
Net increase (decrease)	–	(101)	$–	$(1,393)
Class C
Shares sold	132	552	$1,729	$7,536
Reinvestment of distributions	19	50	253	665
Shares redeemed	(283)	(432)	(3,718)	(5,811)
Net increase (decrease)	(132)	170	$(1,736)	$2,390
New York Municipal Income
Shares sold	8,531	19,911	$112,285	$270,759
Reinvestment of distributions	1,315	3,387	17,336	45,529
Shares redeemed	(9,080)	(30,279)	(119,457)	(402,890)
Net increase (decrease)	766	(6,981)	$10,164	$(86,602)
Class I
Shares sold	1,006	1,747	$13,225	$23,614
Reinvestment of distributions	35	75	463	1,001
Shares redeemed	(443)	(1,169)	(5,814)	(15,493)
Net increase (decrease)	598	653	$7,874	$9,122

 (a) Amount represents less than $500.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Class A	.81%
Actual		$1,000.00	$1,033.80	$4.08
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class M	.74%
Actual		$1,000.00	$1,034.10	$3.73
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class C	1.56%
Actual		$1,000.00	$1,029.90	$7.85
Hypothetical-C		$1,000.00	$1,017.06	$7.80
New York Municipal Income	.47%
Actual		$1,000.00	$1,035.50	$2.37
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.55%
Actual		$1,000.00	$1,035.10	$2.78
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NFY-SANN-0917
1.789717.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2017